FINANCIAL INSTRUMENTS - Foreign Exchange Future and Forward Contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on foreign exchange contracts	$ 23,564	$ (7,537)	$ (8,537)
Sistemas Globales S.A., IAFH Global S.A., Sistemas Colombia S.A., Sistemas Globales Chile Asesorías Ltda. and Sistemas Globales Uruguay S.A
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on foreign exchange contracts	$ 13,045	$ (13,727)